Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Parenthetical) (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Accounts receivable related to loans and advances to employees	$ 9,709,051	$ 11,167,266
Recoverable taxes	18,318,007	18,658,849
Payments in advance to suppliers	5,360,307	4,804,161
Lease receivables	34,550,131	23,296,966
Other miscellaneous receivables	5,700,035	8,266,102
Unbilled revenue and trade and other accounts receivable	4,117,611	8,581,761
Peru [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Recoverable taxes	$ 0	$ 15,035,980